PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

	DECEMBER 31,
	2012	2011
	(in thousands)
Computer equipment	$1,421	$1,324
Office and other equipment	89	66
Laboratory equipment	1,794	1,769
Leasehold improvements	56	52

	3,360	3,211
Less: Accumulated depreciation	(3,027)	(2,992)

	$333	$219

Depreciation expenses of $97 thousand and $26 thousand were included in research and development expenses and in general and administrative expenses, respectively, for the year ended December 31, 2012. Depreciation expenses of $186 thousand and $11 thousand were included in research and development expenses and in general and administrative expenses, respectively for the year ended December 31, 2011.